Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization
Organization

1. Organization

On March 7, 2023, Airship AI Holdings, Inc. changed its name from Super Simple AI, Inc. Airship AI Holdings, Inc. (the “Company” or “Airship”) is a holding company that executes business through its wholly owned subsidiary, Airship AI, Inc. (“Airship AI”). Prior to the formation of Super Simple AI, Inc. in 2022, the Company operated as Airship AI, Inc. (formerly known as JDL Digital Systems, Inc.). Super Simple AI, Inc. was formed in January 2022 through a share exchange with JDL Digital Systems, Inc. JDL Digital Systems, Inc. was incorporated under the laws of the State of Washington on June 30, 2003.

On December 21, 2023, the Company completed the merger contemplated by the Merger Agreement, dated as of June 27, 2023 and amended on September 22, 2023, by and among BYTE Acquisition Corp. (“BYTS”), BYTE Merger Sub, Inc., a Washington corporation and a direct, wholly-owned subsidiary of BYTS (“Merger Sub”), and Airship AI.

Effective December 21, 2023, Merger Sub merged with and into Airship AI with Airship AI as the surviving corporation. Thus, Airship AI became a wholly-owned subsidiary of the Company. In connection with the merger, Airship AI changed its name to “Airship AI, Inc.” See Note 13 —Reverse Recapitalization for additional information.

Fair Value Transactions

As a result of the merger, the Company entered into the following transactions that were measured at fair value and vary quarterly with the share price and other items. Any change is non-cash and is recorded as a gain or loss in other income (expense). See Note 14– Fair Value Measurements for more information.

	Liability as of	Liability as of
	June 30, 2024	December 31, 2023

Earnout liability	$11,741,351	$5,133,428
Senior Secured Convertible Promissory Notes	2,675,919	2,825,366
Warrant liability (Public Warrants)	144,120	646,428
Warrant liability (Private Warrants)	5,828,609	21,557
Total liabilities measured at fair value	$20,389,999	$8,626,779

Other loss related to instruments recorded at fair value during the six months ended June 30, 2024	$(12,424,851)

Other loss related to instruments recorded at fair value during the six months ended June 30, 2023	$-

Private Placement and Public Warrants

At the merger closing, the Company assumed 515,000 private placement warrants and 16,184,612 public warrants. On June 3, 2024, the Company permanently reduced the exercise price of such warrants from $11.50 per share to an exercise price of $7.80 per share. The purpose of this reduced exercise price was to potentially raise proceeds received from the exercise of such warrants, if any, for working capital and general corporate purposes. As of June 30, 2024, there were 515,000 private placement warrants and 16,159,012 public warrants outstanding. See Note 12– Private Placement and Public Warrants for more information.

Business

The Company is a robust AI-driven data management platform that solves complex data challenges for large institutions operating in dynamic and mission-critical environments with rapidly increasing volumes of data being ingested from a similarly rapidly growing number of data sources.

The Company solves these challenges by structuring “dark” or unstructured data at the edge, the location at which the data is generated and collected, and leveraging purpose-built AI models. Unstructured, or “dark” data, which is typically categorized as qualitative data, cannot be processed and analyzed via conventional data tools and methods. Conversely, structured data, typically categorized as quantitative data, is highly organized and easily decipherable by machine learning algorithms.

Structuring and then analyzing data using AI models at the edge, versus transmitting the data from the edge back to a central processing location for structuring and analysis, enables real-time decision making and data-driven operational efficiency.

The Company specializes in ingesting all available metadata from edge-based sensors used by government and law enforcement agencies around the world, including surveillance cameras (video), audio, telemetry, acoustic, seismic, and autonomous devices, along with large commercial corporations with fundamentally similar capabilities and requirements.

Data generated by these edge-based sensors, including video, can then be run through the Company’s trained AI models to detect objects present within the video frame. Once an object is detected, for example an automobile, additional identifying characteristics of the object can be extracted from the image including the license plate characters and the make, model, and color of the automobile. This process of analyzing, logging and categorizing ingested data is referred to as “structuring” the data.

Airship AI’s software allows customers to view structured data both in real-time as well as to conduct searches on the structured data at a later point in time. Real-time structured data use includes, for example, alarms on a specific license plate or a specific make, model or color of automobile. Non-real-time structured data use includes, for example, searching a database of video data that has been previously ingested and stored to find instances of a particular license plate being visible, along with other logged vehicle characteristics such as make, model and color of an automobile.

Additional edge deployed AI models enable similar object detection and recognition of common and custom trained objects, such as an aircraft, boat, person, animal, bag, or weapon. Airship AI’s models provide similar data points for these object types allowing analysts the ability to be notified in real-time of the detection of a specified object and similarly search for historically detected objects. Examples include detecting aircrafts and boats along with their respective tail numbers and hull registration numbers.

The Company’s AI modelling process starts with pre-trained AI models from its technology ecosystem partners which the Company then customizes using proprietary datasets tailored towards its customers’ unique workflow requirements. Where customers have pre-existing AI models or engines, the Company integrates those models or engines into its edge platform allowing customers to leverage proprietary models within the Airship AI software ecosystem.

The Company’s primary offerings include Outpost AI, Acropolis, and Airship Command. Its offerings allow customers to manage their data across the full data lifecycle, when and where they need it, using a highly secure permissioned based architecture.

The Company employed 51 employees as of June 30, 2024. The employees are headquartered in Redmond, WA and are supported by a growing team at its Customer Center of Excellence located in Charlotte, NC. The Company employed 8 research and development personnel in Taiwan as of June 30, 2024.

Liquidity

The Company has incurred losses from operations the past few years and had an accumulated deficit of $30,979,174 as of June 30, 2024. The Company also had at June 30, 2024 a working capital deficit of approximately $6,712,000. The net working capital deficit included a couple of items that are expected to require limited cash outlays in the future, including the current deferred revenue totaling $3,791,970 and convertible debt totaling $2,675,919, which the Company expects to be converted to equity.

The Company has received purchase orders from various federal government agency customers totaling over $16 million from which it started shipping in the first and second quarters of 2024.

Mr. Huang, the Company’s CEO, has committed to providing additional temporary funding if it is necessary.

Based on the Company’s actions undertaken during 2023 and 2024 to close customer deals, build sales pipeline, manage operating expenses and opportunities to raise additional capital after the merger, management believes that the Company’s current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the issuance of these consolidated financial statements.

The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of its near and long-term future capital requirements that will depend on many factors.

1. Organization

On March 7, 2023, the Company changed its name to Airship AI Holdings, Inc. from Super Simple AI, Inc. Airship AI Holdings, Inc. (the “Company” or “Airship”) is a holding company that executes business through its wholly owned subsidiary, Airship AI, Inc. Prior to the formation of Super Simple AI, Inc. in 2022, the Company operated as Airship AI, Inc. (formerly known as JDL Digital Systems, Inc.) Super Simple AI, Inc. was formed in January 2022 through a share exchange with JDL Digital System. JDL Digital Systems, Inc. was incorporated under the laws of the State of Washington on June 30, 2003.

The Company has historically enabled government and commercial customers, through a combination of hardware, software, including artificial intelligence (“AI”) and service offerings to manage existing and emerging physical security challenges through a secure single-pane-of-glass Common Operational Picture (COP), connecting a wide range of sensors and edge Internet of Things (“IoT”) devices across disparate networks, environments, and geographic locations to a single consolidated location.

The Company employed forty seven employees as of December 31, 2023. The employees are headquartered in Redmond, WA and are supported by a growing team at our Customer Center of Excellence located in Charlotte, NC. The Company employed eight research and development personnel in Taiwan as of December 31, 2023.

The Company’s products appeal to customers whose business operations are geographically diverse, providing essential goods and services, requiring physical security solutions that are tailored to their unique physical security requirements. Airship further appeals to customers who want to choose the right tool for the job (or tailor the tool to fit the job), rather than have to operate based on the tools that are commercially available to them.

The Company has historically promoted its goods and services through very select marketing and advertising channels, most of which are closed to the general public and or are limited in their focus to customers specifically looking for solutions in the physical security and video surveillance arena.

The Company’s initial software application is now further evolving into an enterprise grade solution addressing a broadened data management lifecycle, starting at the edge. Edge Cloud Computing is being increasingly viewed as a key enabler and technology necessity.

In 2020, the Company’s two main owners started a new business, Zeppelin Worldwide, Inc. and its subsidiary, Zeppelin Taiwan, Ltd. (together “Zeppelin”). Zeppelin’s focus is on the development of cloud-based products. Zeppelin was considered a variable interest entity (VIE) and was consolidated with the Company. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and Zeppelin became a wholly-owned subsidiary. The transaction had no impact on the consolidated financial statements, other than $1.1 million Advance to Founders and the $1.1 million Payable to Founders are now eliminated.

Merger with BYTE Acquisition Corp. (“BYTE”)

On December 21, 2023, the Company completed the merger (the “Merger”) contemplated by the Merger Agreement, dated as of June 27, 2023 (as amended on September 22, 2023 and as may be further amended and/or restated from time to time, the “Merger Agreement”) by and among BYTS, BYTE Merger Sub, Inc., a Washington corporation and a direct, wholly-owned subsidiary of BYTS (“Merger Sub”), and Airship AI.

Effective December 21, 2023, following the filing of Articles of Merger with the Secretary of State of the State of Washington, Merger Sub merged with and into Airship AI with Airship AI as the surviving corporation. Thus, Airship AI became a wholly-owned subsidiary of the Company. In connection with the Merger, Airship AI changed its name to “Airship AI, Inc.” See Note 13 —Reverse Recapitalization for additional information.

Liquidity

The Company has incurred losses from operations the past few years and had an accumulated deficit of $16,582,038 as of December 31, 2023. The Company also has at December 31, 2023 a working capital deficit of approximately $6,174,000. The net working capital deficit includes a couple of items that are expected to require limited cash outlays in the future including the current deferred revenue totaling $4,009,000 and convertible debt totaling $2,825,000, which we expect to be converted to equity. The Company has primarily funded its operations with proceeds from debt borrowings, advances from founders, and proceeds from the Merger.

The Company has recently received purchase orders from various government agency customers totaling over $13 million from which we expect to start receiving cash in the first quarter of 2024.

Mr. Huang has committed to providing $2.5 million in additional temporary funding if it is necessary.

Based on the Company’s actions undertaken during 2023 and 2024 to close customer deals, manage operating expenses and opportunities to raise additional capital after the Merger, Management believes that the Company’s current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the issuance of these consolidated financial statements.

The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of its near and long-term future capital requirements that will depend on many factors.